UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2008

Item 1. Reports to Stockholders.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

October 10, 2008

To Our Shareholders:

We are pleased to submit to you our report for the six months ended August 31, 2008. The net asset values per share at that date were $12.99, $12.93 and $13.00 for Class A, Class C and Class I shares, respectively. In addition, a distribution was declared for shareholders of record on September 29, 2008 and paid on September 30, 2008 to all three classes of shares. The distributions were as follows: Class A—$0.065 per share; Class C—$0.045 per share and Class I—$0.077 per share.a

The total returns, including income and change in net asset value, for the fund and the comparative benchmarks were:

Six Months Ended August 31, 2008
Cohen & Steers Dividend Value Fund—Class A	–3.68%
Cohen & Steers Dividend Value Fund—Class C	–3.94%
Cohen & Steers Dividend Value Fund—Class I	–3.50%
Russell 1000 Value Index[b]	–4.77%
S&P 500 Index[b]	–2.57%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the fund current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. Performance quoted does not reflect the deduction of the maximum 4.5% initial sales charge on Class A shares or the 1% maximum contingent deferred sales charge on Class C shares. If such charges were included, returns would have been lower.

a  Please note that distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The final tax treatment of these distributions is reported to shareholders after the close of each calendar year.

b  The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Investment Review

The six-month period was a volatile one for the U.S. stock market. Equities began the period on a positive note in a March-April "relief rally"—investors' risk aversion had moderated briefly after the U.S. Federal Reserve announced it would help JPMorgan Chase acquire Bear Stearns. However, this was quickly reversed. Conditions deteriorated in early June as surging oil prices contributed to fears of global stagflation, an unwelcome mix of inflation and slowing economic growth. In addition, there were heightened concerns over the financial sector; amid difficult credit markets, a number of large banks saw downgrades, and a new focus on local and regional banks emerged.

Market conditions were more stable in late July and August, as oil declined from $145 a barrell to under $120. This eased inflation concerns somewhat, increasing the possibility that the Federal Reserve (and the world's other central banks) might lower interest rates amid slowing global economic growth.

The poorest-performing sector in the period, by far, was financial services, which fell 15.6%.1 The substantial write-downs throughout the sector clouded the group's dividend outlook, and pushed back investors' timeline on when banks might be able to re-establish their growth models. Financials continued to look precarious as the period came to a close. The industrials sector (–3.4%) also underperformed, due in part to a decline by General Electric, the largest weighting in the sector. The company's earnings were well below consensus forecasts due to challenges in its financial services business.

The utilities sector (+3.9%), often viewed as a safer haven during market turbulence, performed well. Utilities' earnings growth has not only been relatively stable, it has also been well above the sector's historical average amid strong demand and limited supply. The health care sector (+1.6%) also had a positive return, led by medical equipment and pharmaceutical stocks.

Value stocks underperformed growth stocks in the period—the Russell 1000 Value Index and Russell 1000 Growth Index had total returns of –4.8% and –0.2%, respectively. This largely reflected the poor performance of financial stocks, which comprise a significantly larger share of the value universe.

Outperformance was due to stock selection

While the fund declined in the period, it outperformed its Russell 1000 Value Index benchmark. We attribute this to our emphasis on higher-quality companies, as measured by such factors as strong market position and healthy balance sheets. Amid heightened uncertainty, these stocks outperformed lower-quality stocks in the period.

From a sector standpoint, stock selection was favorable in the financial services sector, where we held a diverse mix of banks, insurance companies, asset managers and REITs. Stock selection within health care helped performance, as we did not own managed care companies, which are less attractive from a dividend-growth perspective (dividend growth is a key factor in our stock selection process). The fund's industrials stocks outperformed, reflecting our substantial underweight in General Electric.

1  Sector returns as measured by the Russell 1000 Value Index. Source: Wilshire.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Stock selection in the energy sector benefited performance, although this was offset by our underweight. Given the sector's more cyclical nature, it has relatively few companies that can sustain longer-term dividend growth, as capital must be used to replace declining production. Our underweights in the utilities and consumer discretionary sectors hindered relative performance, as did stock selection in the materials, consumer staples and telecommunications sectors.

Investment Outlook

The effects of the current market dislocation are likely to persist as financial institutions take the necessary, painful steps to restructure, merge or, in some cases, fail. It is our view that the consolidation will result in a concentrated but more stable U.S. financial system. In the nearer term, the federal financial rescue plan that was approved in early October should help bring stability to the value of financial company balance sheets. The benefits of transparency aside, financial institutions still require significant recapitalization, which will only be somewhat served by continued accommodative monetary policy.

Exports, meanwhile, are likely to be less robust as the U.S. dollar strengthens and foreign economies slow. On the other hand, the rising and more stable dollar should continue to attract foreign capital to the U.S. equity and debt markets, possibly helping to ease the credit crunch. Stocks could also benefit from coordinated interest-rate cuts by the world's central banks.

All of this contributes to a less certain outlook for earnings growth, which has resulted in stocks being much more attractively priced than they were a year ago. While a meaningful recovery may take 12 months or more to materialize, some sectors of the market are beginning to look past this economic downturn.

With this in mind, we have increased our weighting in the health care sector, which could perform relatively well in a slower-growth economy, based on good projected cash flows and attractive valuations. We also believe that political risk has become less of an issue in the sector. We are maintaining an overweight in the technology sector. While technology companies have historically performed better in the fourth quarter (sales tend to slow in the summer months), a struggling global economy and a stronger dollar are factors that will influence our stock selection.

We will remain invested in higher quality names that we believe will weather current conditions relatively well, and that have the ability and priority to increase their dividends over time.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

  RICHARD E. HELM

  Portfolio Manager

The views and opinions in the preceding commentary are as of the date stated and are subject to change. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For the Periods Ended August 31, 2008

	Class A Shares	Class C Shares	Class I Shares
1 Year (with sales charge)	–12.45%[a]	–9.81%[b]	—
1 Year (without sales charge)	–8.32%	–8.90%	–8.00%
Since Inception[c] (with sales charge)	5.06%[a]	6.02%	—
Since Inception[c] (without sales charge)	6.68%	6.02%	7.06%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. The performance table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the July 1, 2008 prospectuses were as follows: Class A—1.63% and 1.15%; Class C—2.27% and 1.80%; and Class I—1.28% and 0.80%. Through February 28, 2009, the advisor has contractually agreed to waive its fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the fund's annual operating expenses at 1.15% for Class A shares, 1.80% for Class C shares and 0.80% for Class I shares.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1%.

c  Inception date of August 31, 2005

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Expense Example
(Unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2008—August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008– August 31, 2008
Class A
Actual (–3.68% return)	$1,000.00	$963.20	$5.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.41	$5.85
Class C
Actual (–3.94% return)	$1,000.00	$960.60	$8.90
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.13	$9.15
Class I
Actual (–3.50% return)	$1,000.00	$965.00	$3.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.17	$4.08

*  Expenses are equal to the fund's Class A, Class C and Class I annualized expense ratio of 1.15%, 1.80%, 0.80%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratios would have been 1.53%, 2.18%, and 1.18%, respectively.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

AUGUST 31, 2008

Top Ten Long-Term Holdings
(Unaudited)

Security	Market Value	% of Net Assets
Abbott Laboratories	$3,755,922	2.8%
Total SA (France)	3,333,196	2.5
Medtronic	3,281,460	2.4
Lockheed Martin Corp.	3,202,100	2.4
Procter & Gamble Co.	3,125,696	2.3
Exxon Mobil Corp.	3,112,389	2.3
Aflac	3,050,460	2.3
Johnson & Johnson	2,669,297	2.0
Microsoft Corp.	2,666,233	2.0
US Bancorp	2,567,916	1.9

Sector Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

		Number of Shares	Value
COMMON STOCK	97.1%
BASIC MATERIALS	3.4%
Alcoa		28,000	$899,640
Archer-Daniels-Midland Co.		38,600	982,756
Dow Chemical Co.		16,000	546,080
Holcim Ltd. (Switzerland)[a]		29,400	2,113,887
			4,542,363
CONSUMER—CYCLICAL	6.2%
AIRLINES	0.7%
Cathay Pacific Airways Ltd. (ADR) (Hong Kong)		103,100	958,830
APPAREL	1.3%
Nike		29,100	1,763,751
LEISURE TIME	0.7%
Carnival Corp.		26,400	978,384
MEDIA	0.7%
The Walt Disney Co.		30,700	993,145
RETAIL	2.3%
Hennes & Mauritz AB (Sweden)[a]		11,100	550,068
Nordstrom		19,500	606,450
Wal-Mart de Mexico SA de CV (ADR) (Mexico)		18,200	663,430
Wal-Mart Stores		21,500	1,270,005
			3,089,953
TOYS/GAMES/HOBBIES	0.5%
Mattel		31,300	605,029
TOTAL CONSUMER—CYCLICAL			8,389,092
CONSUMER—NON-CYCLICAL	8.2%
AGRICULTURE	1.2%
Altria Group		79,000	1,661,370
BEVERAGE	1.0%
Diageo PLC (ADR) (United Kingdom)		17,800	1,324,320

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

August 31, 2008 (Unaudited)

		Number of Shares	Value
COSMETICS/PERSONAL CARE	2.3%
Procter & Gamble Co.		44,800	$3,125,696
RESTAURANT	1.9%
McDonald's Corp.		40,400	2,504,800
RETAIL	1.8%
Costco Wholesale Corp.		9,300	623,658
Shoppers Drug Mart Corp. (Canada)		35,200	1,836,579
			2,460,237
TOTAL CONSUMER—NON-CYCLICAL			11,076,423
ENERGY	14.2%
OIL & GAS	11.6%
Apache Corp.		11,400	1,303,932
Chevron Corp.		17,700	1,527,864
CNOOC Ltd. (Hong Kong)[a]		785,000	1,220,518
Devon Energy Corp.		16,200	1,653,210
Exxon Mobil Corp.		38,900	3,112,389
Marathon Oil Corp.		51,000	2,298,570
Petro-Canada (Canada)		29,300	1,293,302
Total SA (France)[a]		46,400	3,333,196
			15,742,981
OIL & GAS SERVICES	2.6%
Schlumberger Ltd.		25,300	2,383,766
Transocean[b]		8,468	1,077,130
			3,460,896
TOTAL ENERGY			19,203,877
FINANCIAL	23.3%
BANK	7.2%
Bank of America Corp.		76,800	2,391,552
HSBC Holdings PLC (ADR) (United Kingdom)		25,800	2,030,718
US Bancorp		80,600	2,567,916
Wachovia Corp.		42,800	680,092
Wells Fargo & Co.		70,100	2,121,927
			9,792,205

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

August 31, 2008 (Unaudited)

		Number of Shares	Value
DIVERSIFIED FINANCIAL SERVICE	6.8%
BlackRock		7,500	$1,629,375
Citigroup		108,300	2,056,617
Franklin Resources		12,100	1,264,450
JPMorgan Chase & Co.		66,700	2,567,283
Morgan Stanley		42,500	1,735,275
			9,253,000
INSURANCE	9.3%
ACE Ltd.		32,900	1,730,869
Aflac		53,800	3,050,460
Allstate Corp.		28,500	1,286,205
American International Group		79,300	1,704,157
HCC Insurance Holdings		94,500	2,379,510
MetLife		43,900	2,379,380
			12,530,581
TOTAL FINANCIAL			31,575,786
HEALTH CARE	9.4%
HEALTHCARE PRODUCTS	4.4%
Johnson & Johnson		37,900	2,669,297
Medtronic		60,100	3,281,460
			5,950,757
PHARMACEUTICAL	5.0%
Abbott Laboratories		65,400	3,755,922
Pfizer		55,100	1,052,961
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)		41,700	1,974,078
			6,782,961
TOTAL HEALTH CARE			12,733,718

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

August 31, 2008 (Unaudited)

		Number of Shares	Value
INDUSTRIAL	10.1%
AEROSPACE & DEFENSE	6.0%
Boeing Co.		20,800	$1,363,648
General Dynamics Corp.		20,500	1,892,150
L-3 Communications Holdings		16,700	1,735,798
Lockheed Martin Corp.		27,500	3,202,100
			8,193,696
AUTO MANUFACTURERS	0.5%
PACCAR		14,800	637,288
DIVERSIFIED MANUFACTURING	1.9%
General Electric Co.		89,900	2,526,190
TRANSPORTATION	1.7%
Norfolk Southern Corp.		10,400	764,712
United Parcel Service		24,000	1,538,880
			2,303,592
TOTAL INDUSTRIAL			13,660,766
REAL ESTATE	3.0%
INDUSTRIAL	0.4%
ProLogis		11,800	508,108
OFFICE	1.7%
Alexandria Real Estate Equities		8,600	926,306
Corporate Office Properties Trust		23,900	934,490
Hongkong Land Holdings Ltd. (USD) (Singapore)[a]		141,000	507,699
			2,368,495
SELF STORAGE	0.4%
Public Storage		5,500	485,760
SHOPPING CENTER—REGIONAL MALL	0.5%
Simon Property Group		7,300	692,624
TOTAL REAL ESTATE			4,054,987

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

August 31, 2008 (Unaudited)

		Number of Shares	Value
TECHNOLOGY	11.5%
COMPUTERS	3.1%
Garmin Ltd.		34,800	$1,209,648
International Business Machines Corp.		10,800	1,314,684
Seagate Technology		108,500	1,617,735
			4,142,067
SEMICONDUCTORS	2.3%
Intel Corp.		68,500	1,566,595
Microchip Technology		49,000	1,568,490
			3,135,085
SOFTWARE	2.0%
Microsoft Corp.		97,700	2,666,233
TELECOMMUNICATION EQUIPMENT	4.1%
Corning		110,200	2,263,508
Harris Corp.		25,400	1,329,944
Nokia Corp. (ADR) (Finland)		54,500	1,371,765
QUALCOMM		12,200	642,330
			5,607,547
TOTAL TECHNOLOGY			15,550,932
TELECOMMUNICATIONS	3.5%
America Movil SAB de CV (ADR) (Mexico)		12,400	637,112
AT&T		60,700	1,941,793
China Mobile Ltd. (ADR) (Hong Kong)		8,900	504,808
Verizon Communications		47,700	1,675,224
			4,758,937
UTILITY	4.3%
ELECTRIC—INTEGRATED	3.3%
E.ON AG (ADR) (Germany)		30,200	1,754,016
Exelon Corp.		3,000	227,880
FPL Group		41,100	2,468,466
			4,450,362

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

August 31, 2008 (Unaudited)

		Number of Shares	Value
MULTI UTILITIES	1.0%
Sempra Energy		24,300	$1,407,456
TOTAL UTILITY			5,857,818
TOTAL COMMON STOCK (Identified cost—$136,391,250)			131,404,699
		Principal Amount
COMMERCIAL PAPER	3.5%
San Paolo US Financial, 1.05%, due 9/2/08 (Identified cost—$4,791,860)		$4,792,000	4,791,860
TOTAL INVESTMENTS (Identified cost—$141,183,110)	100.6%		136,196,559
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)%		(807,779)
NET ASSETS	100.0%		$135,388,780

Glossary of Portfolio Abbreviations

ADR  American Depositary Receipt

USD  United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

a  Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the fund's Board of Directors. Aggregate fair valued securities represent 5.7% of net assets.

b  Non-income producing security.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2008 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$141,183,110)	$136,196,559
Foreign currency, at value (Identified cost—$210,388)	207,872
Dividends receivable	324,231
Receivable for fund shares sold	263,124
Other assets	4,079
Total Assets	136,995,865
LIABILITIES:
Payable for fund shares redeemed	1,250,704
Payable for investment securities purchased	207,871
Payable for investment advisory fees	23,717
Payable for directors' fees	10,917
Payable for distribution fees	5,308
Payable for administration fees	4,638
Payable for shareholder servicing fees	1,894
Other liabilities	102,036
Total Liabilities	1,607,085
NET ASSETS	$135,388,780
NET ASSETS consist of:
Paid-in-capital	$145,632,028
Accumulated undistributed net investment income	388,046
Accumulated net realized loss	(5,644,692)
Net unrealized depreciation	(4,986,602)
$135,388,780

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

August 31, 2008 (Unaudited)

CLASS A SHARES:
NET ASSETS	$67,135,782
Shares issued and outstanding ($0.001 par value common stock outstanding)	5,168,120
Net asset value and redemption price per share	$12.99
Maximum offering price per share ($12.99 ÷ 0.955)[a]	$13.60
CLASS C SHARES:
NET ASSETS	$41,568,455
Shares issued and outstanding ($0.001 par value common stock outstanding)	3,215,736
Net asset value and offering price per share[b]	$12.93
CLASS I SHARES:
NET ASSETS $2	6,684,543
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,052,453
Net asset value, offering, and redemption price per share	$13.00

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge of 1% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividend income (net of $41,983 of foreign withholding tax)	$1,841,387
Interest income	31,725
Total Income	1,873,112
Expenses:
Investment advisory fees	553,866
Distribution fees—Class A	86,285
Distribution fees—Class C	161,353
Shareholder servicing fees—Class A	34,514
Shareholder servicing fees—Class C	53,784
Administration fees	62,116
Professional fees	41,075
Transfer agent fees and expenses	35,096
Custodian fees and expenses	31,308
Registration and filing fees	30,260
Shareholder reporting expenses	28,194
Directors' fees and expenses	25,760
Line of credit fees	3,781
Miscellaneous	5,975
Total Expenses	1,153,367
Reduction of Expenses	(263,577)
Net Expenses	889,790
Net Investment Income	983,322
Net Realized and Unrealized Loss:
Net realized loss on:
Investments	(3,460,652)
Foreign currency transactions	(3,125)
Net realized loss	(3,463,777)
Net change in unrealized depreciation on:
Investments	(3,794,924)
Foreign currency translations	(442)
Net change in unrealized depreciation	(3,795,366)
Net realized and unrealized loss	(7,259,143)
Net Decrease in Net Assets Resulting from Operations	$(6,275,821)

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended August 31, 2008	For the Year Ended February 29, 2008
Change in Net Assets:
From Operations:
Net investment income	$983,322	$1,499,153
Net realized loss	(3,463,777)	(206,825)
Net change in unrealized appreciation (depreciation)	(3,795,366)	(5,080,980)
Net decrease in net assets resulting from operations	(6,275,821)	(3,788,652)
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(400,926)	(855,280)
Class C	(121,788)	(274,920)
Class I	(194,396)	(264,947)
Net realized gain on investments:
Class A	—	(1,205,395)
Class C	—	(654,306)
Class I	—	(315,915)
Total dividends and distributions to shareholders	(717,110)	(3,570,763)
Capital Stock Transactions:
Increase in net assets from fund share transactions	18,074,791	65,835,349
Total increase in net assets	11,081,860	58,475,934
Net Assets:
Beginning of period	124,306,920	65,830,986
End of period[a]	$135,388,780	$124,306,920

a  Includes undistributed net investment income of $388,046 and $121,834, respectively.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
Per Share Operating Performance:	For the Six Months Ended August 31, 2008	For the Year Ended February 29, 2008	For the Year Ended February 28, 2007	For the Period August 31, 2005[a] through February 28, 2006
Net asset value, beginning of period	$13.57	$13.99	$12.26	$11.46
Income from investment operations:
Net investment income[b]	0.11	0.23	0.22	0.07
Net realized and unrealized gain (loss) on investments	(0.61)	(0.17)	1.86	0.77
Total from investment operations	(0.50)	0.06	2.08	0.84
Less dividends and distributions to shareholders from:
Net investment income	(0.08)	(0.21)	(0.18)	(0.04)
Net realized gain on investments	—	(0.28)	(0.17)	—
Total dividends and distributions to shareholders	(0.08)	(0.49)	(0.35)	(0.04)
Redemption fees retained by the fund	0.00 [c]	0.01	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	(0.58)	(0.42)	1.73	0.80
Net asset value, end of period	$12.99	$13.57	$13.99	$12.26
Total investment return[d]	–3.68%[e]	0.33%	17.12%	7.29%[e]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$67.1	$61.9	$41.7	$6.6
Ratio of expenses to average daily net assets (before expense reduction)	1.53%[f]	1.63%	2.33%[g]	7.02%[f]
Ratio of expenses to average daily net assets (net of expense reduction)	1.15%[f]	1.00%	1.00%	1.28%[f]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	1.17%[f]	0.95%	0.30%	(4.66)%[f]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.55%[f]	1.59%	1.63%	1.08%[f]
Portfolio turnover rate	26%[e]	52%	30%	8%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

g  Due to the significant growth of net assets on a small asset base, the expense ratio, when averaged over the year, differs from the fund's other classes by an amount other than class specific expenses. Typically, the ratios between classes will only differ by the class specific expenses (i.e., distribution fees and shareholder servicing fees).

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
Per Share Operating Performance:	For the Six Months Ended August 31, 2008	For the Year Ended February 29, 2008	For the Year Ended February 28, 2007	For the Period August 31, 2005[a] through February 28, 2006
Net asset value, beginning of period	$13.50	$13.94	$12.23	$11.46
Income from investment operations:
Net investment income[b]	0.06	0.14	0.14	0.03
Net realized and unrealized gain (loss) on investments	(0.59)	(0.18)	1.86	0.77
Total from investment operations	(0.53)	(0.04)	2.00	0.80
Less dividends and distributions to shareholders from:
Net investment income	(0.04)	(0.14)	(0.12)	(0.03)
Net realized gain on investments	—	(0.28)	(0.17)	—
Total dividends and distributions to shareholders	(0.04)	(0.42)	(0.29)	(0.03)
Redemption fees retained by the fund	0.00 [c]	0.02	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	(0.57)	(0.44)	1.71	0.77
Net asset value, end of period	$12.93	$13.50	$13.94	$12.23
Total investment return[d]	–3.94%[e]	–0.35%	16.40%	6.96%[e]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$41.6	$41.2	$14.7	$3.8
Ratio of expenses to average daily net assets (before expense reduction)	2.18%[f]	2.27%	3.21%[g]	7.93%[f]
Ratio of expenses to average daily net assets (net of expense reduction)	1.80%[f]	1.65%	1.65%	1.95%[f]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.52%[f]	0.33%	(0.50)%	(5.53)%[f]
Ratio of net investment income to average daily net assets (net of expense reduction)	0.90%[f]	0.96%	1.06%	0.45%[f]
Portfolio turnover rate	26%[e]	52%	30%	8%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

g  Due to the significant growth of net assets on a small asset base, the expense ratio, when averaged over the year, differs from the fund's other classes by an amount other than class specific expenses. Typically, the ratios between classes will only differ by the class specific expenses (i.e., distribution fees and shareholder servicing fees).

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
Per Share Operating Performance:	For the Six Months Ended August 31, 2008	For the Year Ended February 29, 2008	For the Year Ended February 28, 2007	For the Period August 31, 2005[a] through February 28, 2006
Net asset value, beginning of period	$13.58	$14.00	$12.27	$11.46
Income from investment operations:
Net investment income[b]	0.13	0.28	0.27	0.09
Net realized and unrealized gain (loss) on investments	(0.60)	(0.18)	1.87	0.76
Total from investment operations	(0.47)	0.10	2.14	0.85
Less dividends and distributions to shareholders from:
Net investment income	(0.11)	(0.26)	(0.24)	(0.04)
Net realized gain on investments	—	(0.28)	(0.17)	—
Total dividends and distributions to shareholders	(0.11)	(0.54)	(0.41)	(0.04)
Redemption fees retained by the fund	0.00 [c]	0.02	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	(0.58)	(0.42)	1.73	0.81
Net asset value, end of period	$13.00	$13.58	$14.00	$12.27
Total investment return	–3.50%[d]	0.65%	17.63%	7.42%[d]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$26.7	$21.2	$9.4	$3.7
Ratio of expenses to average daily net assets (before expense reduction)	1.18%[e]	1.28%	2.27%[f]	11.99%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	0.80%[e]	0.65%	0.65%	1.07%[e]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	1.54%[e]	1.31%	0.45%	(9.43)%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.92%[e]	1.94%	2.06%	1.49%[e]
Portfolio turnover rate	26%[d]	52%	30%	8%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Not annualized.

e  Annualized.

f  Due to the significant growth of net assets on a small asset base, the expense ratio, when averaged over the year, differs from the fund's other classes by an amount other than class specific expenses. Typically, the ratios between classes will only differ by the class specific expenses (i.e., distribution fees and shareholder servicing fees).

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Dividend Value Fund, Inc. (the fund) was incorporated under the laws of the State of Maryland on November 9, 2004 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The fund's investment objective is high level of current income and long term growth of income and capital appreciation. Investment operations commenced on August 31, 2005. The authorized shares of the fund are divided into three classes designated Class A, C, and I shares. Each of the fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

the fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective March 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the fund's investments carried at value:

		Fair Value Measurements at August 31, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$136,196,559	$123,015,901	$13,180,658	$—

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the fund is informed after the ex-dividend date. The fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translations: The books and records of the fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

Foreign Securities: The fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have them paid in cash.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Distributions paid by the fund are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended August 31, 2008, the advisor considers it likely that a portion of the dividends will be reclassified to return of capital and distributions of net realized capital gains upon the final determination of the fund's taxable income for the year.

Income Taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. The fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. An assessment of the fund's tax positions has been made and it has been determined that there is no impact to the fund's financial statements. Each of the fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The advisor serves as the fund's investment advisor pursuant to an investment advisory agreement (the advisory agreement). Under the terms of the advisory agreement, the advisor provides the fund with the day-to-day investment decisions and generally manages the fund's investments in accordance with the stated policies of the fund, subject to the supervision of the fund's Board of Directors. For the services provided to the fund, the advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.80% of the average daily net assets of the fund for the first $1.5 billion and 0.70% thereafter of the average daily net assets of the fund.

For the six months ended August 31, 2008 and through February 28, 2009, the advisor has contractually agreed to waive its fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the fund's operating expenses at 1.15% for Class A shares, 1.80% for Class C shares and 0.80% for Class I shares.

Administration Fees: The fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.04% of the fund's average daily net assets. For the six months ended August 31, 2008, the fund paid the advisor $27,693 in fees under this administration agreement. Additionally, the fund has retained State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides that the fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to the Class A shares and up to 0.75% of the average daily net assets attributable to the Class C shares.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

For the six months ended August 31, 2008, the fund has been advised that the distributor received $7,152 in sales commissions from the sale of Class A shares and that the distributor also received $8 and $8,634 of contingent deferred sales charges relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the fund that proceeds from the contingent deferred sales charge on the Class C shares are paid to the distributor and are used by the distributor to defray its expenses related to providing distribution-related services to the fund in connection with the sale of the C shares, including payments to dealers and other financial intermediaries for selling Class C shares and interest and other financing costs associated with C shares.

Shareholder Servicing Fees: The fund has adopted a shareholder services plan which provides that the fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the fund may pay the shareholder servicing agent a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net asset value of the fund's Class A shares and up to 0.25% of the average daily net asset value of the fund's Class C shares.

Directors' and Officers' Fees: Certain directors and officers of the fund are also directors, officers, and/or employees of the advisor. The fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $984 from the fund for the six months ended August 31, 2008.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended August 31, 2008 totaled $53,790,697 and $34,177,247, respectively.

Note 4. Income Tax Information

As of August 31, 2008, the federal tax cost and net unrealized depreciation on securities were as follows:

Gross unrealized appreciation	$7,776,254
Gross unrealized depreciation	(12,762,805)
Net unrealized depreciation	$(4,986,551)
Cost for federal income tax purposes	$141,183,110

Note 5. Capital Stock

The fund is authorized to issue 200 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the fund may increase or decrease the aggregate number of shares of common stock that the

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

fund has authority to issue. At August 31, 2008, the advisor owned 279,939 shares or 2.69% of the fund. Transactions in fund shares were as follows:

	For the Six Months Ended August 31, 2008		For the Year Ended February 29, 2008
	Shares	Amount	Shares	Amount
Class A:
Sold	1,902,254	$25,907,965	4,780,755	$69,821,285
Issued as reinvestment of dividends and distributions	13,499	179,286	56,691	825,534
Redeemed	(1,312,325)	(17,429,236)	(3,251,426)	(46,906,904)
Redemption fees retained by the fund[a]	—	4,413	—	58,497
Net increase	603,428	$8,662,428	1,586,020	$23,798,412
Class C:
Sold	649,745	$8,898,386	2,435,257	$35,371,942
Issued as reinvestment of dividends and distributions	2,105	28,078	13,629	196,685
Redeemed	(487,675)	(6,516,112)	(453,887)	(6,423,735)
Redemption fees retained by the fund[a]	—	2,686	—	31,486
Net increase	164,175	$2,413,038	1,994,999	$29,176,378
Class I:
Sold	898,685	$12,309,433	968,970	$14,045,436
Issued as reinvestment of dividends and distributions	12,160	161,412	34,337	498,433
Redeemed	(416,159)	(5,473,215)	(119,211)	(1,698,984)
Redemption fees retained by the fund[a]	—	1,695	—	15,674
Net increase	494,686	$6,999,325	884,096	$12,860,559

a  The fund may charge a 2% redemption fee on shares sold within 60 days of the time of purchase. Redemption fees are paid directly to the fund. Prior to September 28, 2007, the redemption fee was charged at a rate of 1% on shares sold within six months of the time of purchase.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6. Borrowings

The fund, in conjunction with other Cohen & Steers funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires December 2008. The fund pays a commitment fee of 0.10% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended August 31, 2008, the fund did not utilize the line of credit.

Note 7. Other

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 8. New Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for, and (c) how derivative instruments and related hedged items affect the fund's financial position, financial performance, and cash flows. Management is currently evaluating the impact the adoption of this pronouncement will have on the fund's financial statements. FAS 161 is effective for fiscal years beginning after November 15, 2008.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The fund may also pay distributions in excess of the fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Meet the Cohen & Steers family of open-end funds:

COHEN & STEERS
REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
REALTY INCOME FUND

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX, CSFCX, CSSPX

COHEN & STEERS
GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX, CSUCX, CSUIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS
EUROPEAN REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in Europe

  •  Symbols: EURAX, EURCX, EURIX

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS DIVIDEND VALUE FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

Richard E. Helm
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171
(800) 437-9912

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class A—DVFAX
Class C—DVFCX
Class I—DVFIX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Dividend Value Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the fund. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

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COHEN & STEERS

DIVIDEND VALUE FUND

280 PARK AVENUE

NEW YORK, NY 10017

SEMIANNUAL REPORT

AUGUST 31, 2008

DVFAXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President and Chief Executive Officer

Date: October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin

Name:

Adam M. Derechin

	Title:	President and Chief Executive Officer
(principal executive officer)

By:	/s/ James Giallanza

Name:

James Giallanza

	Title:	Treasurer
(principal financial officer)

Date: October 28, 2008